IMPAIRMENT	12 Months Ended
Dec. 31, 2013
IMPAIRMENT
IMPAIRMENT

5) IMPAIRMENT

($ thousands)	2013	2012	2011

Oil and natural gas properties	$–	$781,099	$209,396

Impairment expense	$–	$781,099	$209,396

Enerplus did not record any ceiling test impairments on its oil and natural gas properties in 2013. During 2012 and 2011, non-cash impairments totaling $781.1 million and $209.4 million, respectively, were recorded in the United States cost centre due to continued capital spending and declines in the 12-month average trailing natural gas price during 2012. No impairments were recorded to the Canadian cost centre in the comparative periods.

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus' ceiling test as at December 31, 2013, 2012 and 2011:

Year	WTI Crude Oil US$/bbl	Exchange Rate US$/CDN$	Edm Light Crude CDN$/bbl	U.S. Henry Hub Gas US$/Mcf	AECO Natural Gas Spot CDN$/Mcf

2013	$96.94	$1.03	$93.19	$3.67	$3.16
2012	94.71	1.00	88.33	2.83	2.35
2011	96.19	0.98	97.30	4.18	3.75